Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation
Corporate Information and Basis of Presentation

QIAGEN N.V. is a public limited liability company ('naamloze vennootschap') under Dutch law with registered office at Spoorstraat 50, Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading provider of innovative Sample and Assay Technologies. These technologies—consumable products such as sample and assay kits and automated instrumentation systems—empower customers to transform raw biological samples into valuable molecular information. We serve four major customer classes: Molecular Diagnostics laboratories; Applied Testing customers in fields such as forensics, veterinary diagnostics and food safety; Pharmaceutical research and development groups, and Academic researchers. We market our products in more than 100 countries.
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated. The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments, contingent consideration and available-for-sale financial instruments that have been measured at fair value.
On April 29, 2013, we acquired Ingenuity Systems, Inc., located in Redwood City, California (Ingenuity) and on August 23, 2013 we acquired CLC bio (CLC), located in Aarhus, Denmark. Accordingly, as of the acquisition dates, all of the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include Ingenuity’s and CLC's operating results beginning April 29, 2013 and August 22, 2013, respectively. On May 3, 2012, we acquired AmniSure International LLC, located in Boston, Massachusetts (AmniSure). Accordingly, as of May 3, 2012, all of the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include AmniSure’s operating results from May 3, 2012.